Summary of Significant Accounting Policies - Schedule of the Impact of Adopting ASC 842 on the Company's Statement of Cash Flows (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities		$ 790,512,412	¥ 5,503,389,324	¥ 3,332,318,827	¥ 2,797,808,786
Investing activities		(133,522,769)	(929,558,817)	(2,790,734,349)	(4,422,318,732)
Financing activities		(484,405,632)	(3,372,335,137)	(6,727,839,034)	10,001,639,139
Effect of exchange rate changes		10,927,788	76,077,072	(57,682,237)	(77,947,461)
Net change in cash, cash equivalents, and restricted cash		$ 183,511,799	¥ 1,277,572,442	¥ (6,243,936,793)	¥ 8,299,181,732
As Reported [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities	¥ 5,503,389,324
Investing activities	(929,558,817)
Financing activities	(3,372,335,137)
Effect of exchange rate changes	76,077,072
Net change in cash, cash equivalents, and restricted cash	1,277,572,442
Balance without the adoption of ASC 842 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities	5,241,320,097
Investing activities	(667,489,590)
Financing activities	(3,372,335,137)
Effect of exchange rate changes	76,077,072
Net change in cash, cash equivalents, and restricted cash	1,277,572,442
Effect of change Higher/(lower) [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities	262,069,227
Investing activities	¥ (262,069,227)